Taxes payable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Taxes payable
VAT payable	¥ 1,159,562	¥ 908,491
Income tax payable	288,106	748,957
Others	597,201	444,169
Total	¥ 2,044,869	¥ 2,101,617